Net Earnings per Share (Summary of Options Excluded from Calculation of Diluted Net Earnings per Share) (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [Line Items]
Number of options excluded	2,393,822	9,875,797
Performance option plan years fully excluded [Member]
Earnings per share [Line Items]
Option plan years fully excluded	2012 - 2015	2011 – 2017
Stock option plan years fully excluded [Member]
Earnings per share [Line Items]
Option plan years fully excluded	2021	2015, 2017 – 2020